Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-5C27
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C27

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-15		Attention: CMBS Servicing	commercial.servicing@trimont.com
Mortgage Loan Detail (Part 2)	16-18		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Principal Prepayment Detail	19	Special Servicer	LNR Partners, LLC
Historical Detail	20		Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
				lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	21		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	22	Operating Advisor & Asset	BellOak, LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
			Attention: Reporting	Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 2	24
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	28
		Directing Certificateholder	LNR Securities Holdings, LLC
Supplemental Notes	29
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05555FAA2	5.502000%	2,891,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05555FAB0	5.550000%	103,853,000.00	103,034,076.43	62,436.67	476,532.60	0.00	0.00	538,969.27	102,971,639.76	30.14%	30.00%
A-3	05555FAC8	6.014000%	453,847,000.00	453,847,000.00	0.00	2,274,529.88	0.00	0.00	2,274,529.88	453,847,000.00	30.14%	30.00%
A-S	05555FAE4	6.410000%	97,102,000.00	97,102,000.00	0.00	518,686.52	0.00	0.00	518,686.52	97,102,000.00	17.96%	17.88%
B	05555FAF1	6.700000%	37,039,000.00	37,039,000.00	0.00	206,801.08	0.00	0.00	206,801.08	37,039,000.00	13.31%	13.25%
C	05555FAG9	6.700000%	31,033,000.00	31,033,000.00	0.00	173,267.58	0.00	0.00	173,267.58	31,033,000.00	9.42%	9.38%
D	05555FAT1	4.000000%	14,015,000.00	14,015,000.00	0.00	46,716.67	0.00	0.00	46,716.67	14,015,000.00	7.66%	7.63%
E	05555FAV6	4.000000%	9,009,000.00	9,009,000.00	0.00	30,030.00	0.00	0.00	30,030.00	9,009,000.00	6.53%	6.50%
F	05555FAX2	4.000000%	8,009,000.00	8,009,000.00	0.00	26,696.67	0.00	0.00	26,696.67	8,009,000.00	5.53%	5.50%
G	05555FAZ7	4.000000%	8,008,000.00	8,008,000.00	0.00	26,693.33	0.00	0.00	26,693.33	8,008,000.00	4.52%	4.50%
H	05555FBB9	4.000000%	8,009,000.00	8,009,000.00	0.00	26,696.67	0.00	0.00	26,696.67	8,009,000.00	3.52%	3.50%
J-RR*	05555FBD5	6.969405%	28,029,844.00	28,029,844.00	0.00	93,191.05	0.00	0.00	93,191.05	28,029,844.00	0.00%	0.00%
R	05555FBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			800,844,844.00	797,134,920.43	62,436.67	3,899,842.05	0.00	0.00	3,962,278.72	797,072,483.76

X-A	05555FAH7	1.041254%	560,591,000.00	556,881,076.43	0.00	483,212.44	0.00	0.00	483,212.44	556,818,639.76
X-B	05555FAD6	0.439890%	165,174,000.00	165,174,000.00	0.00	60,548.60	0.00	0.00	60,548.60	165,174,000.00
X-D	05555FAK0	2.969405%	23,024,000.00	23,024,000.00	0.00	56,972.99	0.00	0.00	56,972.99	23,024,000.00
X-F	05555FAM6	2.969405%	8,009,000.00	8,009,000.00	0.00	19,818.31	0.00	0.00	19,818.31	8,009,000.00
X-G	05555FAP9	2.969405%	8,008,000.00	8,008,000.00	0.00	19,815.83	0.00	0.00	19,815.83	8,008,000.00
X-H	05555FAR5	2.969405%	8,009,000.00	8,009,000.00	0.00	19,818.31	0.00	0.00	19,818.31	8,009,000.00
Notional SubTotal			772,815,000.00	769,105,076.43	0.00	660,186.48	0.00	0.00	660,186.48	769,042,639.76

Deal Distribution Total					62,436.67	4,560,028.53	0.00	0.00	4,622,465.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05555FAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05555FAB0	992.11458918	0.60120237	4.58852994	0.00000000	0.00000000	0.00000000	0.00000000	5.18973231	991.51338681
A-3	05555FAC8	1,000.00000000	0.00000000	5.01166666	0.00000000	0.00000000	0.00000000	0.00000000	5.01166666	1,000.00000000
A-S	05555FAE4	1,000.00000000	0.00000000	5.34166670	0.00000000	0.00000000	0.00000000	0.00000000	5.34166670	1,000.00000000
B	05555FAF1	1,000.00000000	0.00000000	5.58333324	0.00000000	0.00000000	0.00000000	0.00000000	5.58333324	1,000.00000000
C	05555FAG9	1,000.00000000	0.00000000	5.58333323	0.00000000	0.00000000	0.00000000	0.00000000	5.58333323	1,000.00000000
D	05555FAT1	1,000.00000000	0.00000000	3.33333357	0.00000000	0.00000000	0.00000000	0.00000000	3.33333357	1,000.00000000
E	05555FAV6	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	05555FAX2	1,000.00000000	0.00000000	3.33333375	0.00000000	0.00000000	0.00000000	0.00000000	3.33333375	1,000.00000000
G	05555FAZ7	1,000.00000000	0.00000000	3.33333292	0.00000000	0.00000000	0.00000000	0.00000000	3.33333292	1,000.00000000
H	05555FBB9	1,000.00000000	0.00000000	3.33333375	0.00000000	0.00000000	0.00000000	0.00000000	3.33333375	1,000.00000000
J-RR	05555FBD5	1,000.00000000	0.00000000	3.32470812	2.48312977	19.98175694	0.00000000	0.00000000	3.32470812	1,000.00000000
R	05555FBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05555FAH7	993.38212071	0.00000000	0.86196967	0.00000000	0.00000000	0.00000000	0.00000000	0.86196967	993.27074420
X-B	05555FAD6	1,000.00000000	0.00000000	0.36657464	0.00000000	0.00000000	0.00000000	0.00000000	0.36657464	1,000.00000000
X-D	05555FAK0	1,000.00000000	0.00000000	2.47450443	0.00000000	0.00000000	0.00000000	0.00000000	2.47450443	1,000.00000000
X-F	05555FAM6	1,000.00000000	0.00000000	2.47450493	0.00000000	0.00000000	0.00000000	0.00000000	2.47450493	1,000.00000000
X-G	05555FAP9	1,000.00000000	0.00000000	2.47450425	0.00000000	0.00000000	0.00000000	0.00000000	2.47450425	1,000.00000000
X-H	05555FAR5	1,000.00000000	0.00000000	2.47450493	0.00000000	0.00000000	0.00000000	0.00000000	2.47450493	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	476,532.60	0.00	476,532.60	0.00	0.00	0.00	476,532.60	0.00
A-3	07/01/26 - 07/30/26	30	0.00	2,274,529.88	0.00	2,274,529.88	0.00	0.00	0.00	2,274,529.88	0.00
X-A	07/01/26 - 07/30/26	30	0.00	483,212.44	0.00	483,212.44	0.00	0.00	0.00	483,212.44	0.00
A-S	07/01/26 - 07/30/26	30	0.00	518,686.52	0.00	518,686.52	0.00	0.00	0.00	518,686.52	0.00
B	07/01/26 - 07/30/26	30	0.00	206,801.08	0.00	206,801.08	0.00	0.00	0.00	206,801.08	0.00
C	07/01/26 - 07/30/26	30	0.00	173,267.58	0.00	173,267.58	0.00	0.00	0.00	173,267.58	0.00
X-B	07/01/26 - 07/30/26	30	0.00	60,548.60	0.00	60,548.60	0.00	0.00	0.00	60,548.60	0.00
X-D	07/01/26 - 07/30/26	30	0.00	56,972.99	0.00	56,972.99	0.00	0.00	0.00	56,972.99	0.00
X-F	07/01/26 - 07/30/26	30	0.00	19,818.31	0.00	19,818.31	0.00	0.00	0.00	19,818.31	0.00
X-G	07/01/26 - 07/30/26	30	0.00	19,815.83	0.00	19,815.83	0.00	0.00	0.00	19,815.83	0.00
X-H	07/01/26 - 07/30/26	30	0.00	19,818.31	0.00	19,818.31	0.00	0.00	0.00	19,818.31	0.00
D	07/01/26 - 07/30/26	30	0.00	46,716.67	0.00	46,716.67	0.00	0.00	0.00	46,716.67	0.00
E	07/01/26 - 07/30/26	30	0.00	30,030.00	0.00	30,030.00	0.00	0.00	0.00	30,030.00	0.00
F	07/01/26 - 07/30/26	30	0.00	26,696.67	0.00	26,696.67	0.00	0.00	0.00	26,696.67	0.00
G	07/01/26 - 07/30/26	30	0.00	26,693.33	0.00	26,693.33	0.00	0.00	0.00	26,693.33	0.00
H	07/01/26 - 07/30/26	30	0.00	26,696.67	0.00	26,696.67	0.00	0.00	0.00	26,696.67	0.00
J-RR	07/01/26 - 07/30/26	30	487,651.59	162,792.79	0.00	162,792.79	69,601.74	0.00	0.00	93,191.05	560,085.53
Totals			487,651.59	4,629,630.27	0.00	4,629,630.27	69,601.74	0.00	0.00	4,560,028.53	560,085.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	4,622,465.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,643,064.18	Master Servicing Fee	3,730.64
Interest Reductions due to Nonrecoverability Determination	(62,152.27)	Certificate Administrator Fee	7,825.21
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	343.21
ARD Interest	0.00	Operating Advisor Fee	1,283.61
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	226.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,580,911.91	Total Fees	13,409.19

Principal		Expenses/Reimbursements
Scheduled Principal	62,436.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,474.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	62,436.67	Total Expenses/Reimbursements	7,474.21

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,560,028.53
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	62,436.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,622,465.20
Total Funds Collected	4,643,348.58	Total Funds Distributed	4,643,348.60

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	797,134,921.03	797,134,921.03	Beginning Certificate Balance	797,134,920.43
(-) Scheduled Principal Collections	62,436.67	62,436.67	(-) Principal Distributions	62,436.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	797,072,484.36	797,072,484.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	797,134,921.04	797,134,921.04	Ending Certificate Balance	797,072,483.76
Ending Actual Collateral Balance	797,072,484.37	797,072,484.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.60)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.60)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	22	138,335,930.34	17.36%	33	6.7386	1.613020	1.29 or less	19	259,690,000.00	32.58%	33	6.9594	1.077779
$10,000,000 to $14,999,999	18	205,773,126.55	25.82%	33	6.8743	1.396870	1.30 to 1.49	16	207,505,482.04	26.03%	33	6.9716	1.427673
$15,000,000 to $19,999,999	11	173,966,403.69	21.83%	32	6.5898	1.876986	1.50 to 1.79	8	100,513,126.55	12.61%	32	7.0061	1.675352
$20,000,000 to $29,999,999	6	131,913,541.74	16.55%	33	6.4340	1.818658	1.80 to 1.99	5	57,275,334.03	7.19%	32	6.8030	1.940608
$30,000,000 to $39,999,999	3	103,083,482.04	12.93%	34	7.3043	1.567808	2.00 to 3.01	12	157,088,541.74	19.71%	33	5.9864	2.227279
$40,000,000 to $54,999,999	1	44,000,000.00	5.52%	34	6.7430	1.074400	3.02 or greater	1	15,000,000.00	1.88%	33	6.8900	5.356100
$55,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	15,950,000.00	2.00%	33	6.9400	0.711100
							Industrial	24	135,519,849.28	17.00%	32	6.2036	1.917387
California	7	97,446,611.79	12.23%	33	7.1414	1.598254
							Lodging	2	33,635,000.00	4.22%	32	7.6200	1.263391
Florida	7	88,713,323.51	11.13%	33	7.0200	1.599561
							Mixed Use	7	73,244,546.88	9.19%	33	6.3225	2.833603
Georgia	2	20,800,000.00	2.61%	33	6.5150	1.167342
							Mobile Home Park	6	23,350,000.00	2.93%	33	6.7240	1.521746
Illinois	2	12,698,494.68	1.59%	33	6.1437	1.945871
							Multi-Family	32	313,634,386.10	39.35%	33	6.8096	1.286179
Kansas	2	4,284,542.13	0.54%	32	5.7440	2.057900
							Office	10	104,611,308.82	13.12%	32	7.2156	1.409881
Kentucky	1	2,618,826.30	0.33%	32	5.7440	2.057900
							Other	2	5,718,930.34	0.72%	31	7.9400	1.938800
Louisiana	2	17,370,000.00	2.18%	35	7.6517	1.681670
							Retail	6	66,881,462.94	8.39%	33	7.0133	1.688737
Maryland	1	2,013,111.53	0.25%	32	5.7440	2.057900
							Self Storage	9	40,477,000.00	5.08%	34	6.6552	1.462473
Michigan	19	100,066,761.55	12.55%	33	6.3114	1.509446
							Totals	98	797,072,484.36	100.00%	33	6.7642	1.613284
Missouri	8	20,119,664.16	2.52%	33	6.8980	1.912474

New Hampshire	1	14,850,000.00	1.86%	33	7.1100	1.172000

New Jersey	3	27,400,000.00	3.44%	33	6.6369	1.200443

New York	12	166,138,541.74	20.84%	33	6.4193	1.972252

North Carolina	1	17,000,000.00	2.13%	34	6.4960	1.995300

Ohio	3	26,965,045.79	3.38%	32	6.6222	1.986076

Pennsylvania	5	19,659,330.70	2.47%	34	7.0908	1.397926

South Carolina	6	11,020,931.18	1.38%	33	6.0233	1.870114

Tennessee	4	47,494,564.55	5.96%	30	6.9955	1.307324

Texas	9	66,025,734.75	8.28%	34	7.3610	1.437070

Vermont	1	3,437,000.00	0.43%	33	7.3390	1.353500

Washington, DC	1	15,000,000.00	1.88%	32	6.7970	0.620400

Totals	98	797,072,484.36	100.00%	33	6.7642	1.613284

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	7	78,400,000.00	9.84%	32	5.7440	2.108119	12 months or less	1	36,233,482.04	4.55%	33	7.4780	1.487300
	6.00000% to 6.49999%	18	217,391,668.29	27.27%	33	6.2549	1.758112	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	15	230,956,403.69	28.98%	33	6.7728	1.541696	25 months to 36 months	60	760,839,002.32	95.45%	33	6.7302	1.619283
	7.00000% to 7.49999%	11	145,500,482.04	18.25%	33	7.2604	1.379610	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
7.500000% to 7.99999%		9	120,823,930.34	15.16%	32	7.6866	1.459310	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% or greater	1	4,000,000.00	0.50%	34	8.0250	1.327600	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	61	797,072,484.36	100.00%	33	6.7642	1.613284	Interest Only	58	731,031,530.24	91.71%	33	6.7405	1.601955
56 months to 58 months		0	0.00	0.00%	0	0.0000	0.000000	358 months or less	3	66,040,954.12	8.29%	34	7.0261	1.738684
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		13	120,143,126.55	15.07%	31	6.1507	1.822473			No outstanding loans in this group
	12 months or less	48	676,929,357.81	84.93%	33	6.8730	1.576156
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	797,072,484.36	100.00%	33	6.7642	1.613284
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	328431001	Various Various		Various	Actual/360	5.744%	74,193.33	0.00	0.00	N/A	04/06/29	--	15,000,000.00	15,000,000.00	08/06/26
1A	328431101				Actual/360	5.744%	39,569.78	0.00	0.00	N/A	04/06/29	--	8,000,000.00	8,000,000.00	08/06/26
1B	328431111				Actual/360	5.744%	31,655.82	0.00	0.00	N/A	04/06/29	--	6,400,000.00	6,400,000.00	08/06/26
1C	328432001				Actual/360	5.744%	19,784.89	0.00	0.00	N/A	04/06/29	--	4,000,000.00	4,000,000.00	08/06/26
1D	328432201				Actual/360	5.744%	74,193.33	0.00	0.00	N/A	04/06/29	--	15,000,000.00	15,000,000.00	08/06/26
1E	328432221				Actual/360	5.744%	98,924.44	0.00	0.00	N/A	04/06/29	--	20,000,000.00	20,000,000.00	08/06/26
1F	328433001				Actual/360	5.744%	49,462.22	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
2	328431002	MF	East Lansing	MI	Actual/360	6.743%	255,484.78	0.00	0.00	N/A	06/06/29	--	44,000,000.00	44,000,000.00	08/06/26
3	328431003	MF	New York	NY	Actual/360	6.130%	52,786.11	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
3A	328431103				Actual/360	6.130%	52,786.11	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
3B	328431113				Actual/360	6.130%	52,786.11	0.00	0.00	N/A	04/06/29	--	10,000,000.00	10,000,000.00	08/06/26
3C	328432003				Actual/360	6.130%	26,393.06	0.00	0.00	N/A	04/06/29	--	5,000,000.00	5,000,000.00	08/06/26
3D	328432203				Actual/360	6.130%	10,557.22	0.00	0.00	N/A	04/06/29	--	2,000,000.00	2,000,000.00	08/06/26
4	301741679	OF	Los Angeles	CA	Actual/360	7.478%	233,449.10	19,819.15	0.00	N/A	05/06/29	--	36,253,301.19	36,233,482.04	08/06/26
5	328431005	MF	Davie	FL	Actual/360	6.700%	206,834.58	0.00	0.00	N/A	06/06/29	--	35,850,000.00	35,850,000.00	08/06/26
6	695101579	MF	Various	TX	Actual/360	7.800%	208,216.67	0.00	0.00	N/A	06/06/29	--	31,000,000.00	31,000,000.00	08/06/26
7	453121176	MU	New York	NY	Actual/360	6.129%	127,332.64	36,458.33	0.00	N/A	07/01/29	--	24,125,000.07	24,088,541.74	08/01/26
8	328431008	MU	New York	NY	Actual/360	6.070%	130,673.61	0.00	0.00	N/A	04/06/29	--	25,000,000.00	25,000,000.00	08/06/26
9	399570122	MF	Memphis	TN	Actual/360	6.710%	124,228.19	0.00	0.00	N/A	04/06/29	--	21,500,000.00	21,500,000.00	08/06/26
10	695101567	LO	Fort Myers	FL	Actual/360	7.620%	139,927.54	0.00	0.00	N/A	04/06/29	--	21,325,000.00	21,325,000.00	08/06/26
11	328431011	Various Detroit		MI	Actual/360	6.385%	109,963.89	0.00	0.00	N/A	06/06/29	--	20,000,000.00	20,000,000.00	08/06/26
12	328431012	IN	Woodland	CA	Actual/360	6.671%	100,277.83	0.00	0.00	N/A	03/06/29	--	17,456,403.69	17,456,403.69	08/06/26
13	328431013	OF	Memphis	TN	Actual/360	7.513%	77,634.33	0.00	0.00	N/A	10/06/28	--	12,000,000.00	12,000,000.00	08/06/26
13A	328432113				Actual/360	7.513%	40,434.55	0.00	0.00	N/A	10/06/28	--	6,250,000.00	6,250,000.00	08/06/26
14	328431014	IN	Asheville	NC	Actual/360	6.496%	95,094.22	0.00	0.00	N/A	06/06/29	--	17,000,000.00	17,000,000.00	08/06/26
15	301741682	MF	Philadelphia	PA	Actual/360	7.320%	105,896.00	0.00	0.00	N/A	06/06/29	--	16,800,000.00	16,800,000.00	08/06/26
16	328431016	SS	Various	Various	Actual/360	6.170%	89,046.81	0.00	0.00	N/A	06/06/29	--	16,760,000.00	16,760,000.00	08/06/26
17	328431017	MF	Huntsville	AL	Actual/360	6.940%	95,318.97	0.00	0.00	N/A	05/06/29	--	15,950,000.00	15,950,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	303161486	RT	Cincinnati	OH	Actual/360	6.271%	81,000.42	0.00	0.00	N/A	03/01/29	--	15,000,000.00	15,000,000.00	08/01/26
19	328431019	OF	Los Angeles	CA	Actual/360	7.384%	95,376.67	0.00	0.00	N/A	03/06/29	--	15,000,000.00	15,000,000.00	08/06/26
20	328431020	OF	Washington	DC	Actual/360	6.797%	87,794.58	0.00	0.00	N/A	04/06/29	--	15,000,000.00	15,000,000.00	08/06/26
21	328431021	MU	New York	NY	Actual/360	6.890%	88,995.83	0.00	0.00	N/A	05/01/29	--	15,000,000.00	15,000,000.00	08/01/26
22	328431022	RT	Hooksett	NH	Actual/360	7.110%	90,919.12	0.00	0.00	N/A	05/01/29	--	14,850,000.00	14,850,000.00	08/01/26
23	328431023	MF	Bronx	NY	Actual/360	7.030%	89,290.76	0.00	0.00	N/A	04/06/29	--	14,750,000.00	14,750,000.00	08/06/26
24	695101593	RT	Hammond	LA	Actual/360	7.540%	86,808.44	0.00	0.00	N/A	07/06/29	--	13,370,000.00	13,370,000.00	08/06/26
25	695101566	LO	Fort Myers	FL	Actual/360	7.620%	80,774.12	0.00	0.00	N/A	04/06/29	--	12,310,000.00	12,310,000.00	08/06/26
26	695101578	MF	Bronx	NY	Actual/360	6.905%	71,648.97	0.00	0.00	N/A	06/06/29	--	12,050,000.00	12,050,000.00	08/06/26
27	695101596	MF	Various	TX	Actual/360	6.280%	0.00	0.00	0.00	N/A	05/06/29	--	11,493,126.55	11,493,126.55	04/06/25
28	328431028	MF	Atlanta	GA	Actual/360	6.320%	61,497.11	0.00	0.00	N/A	06/06/29	--	11,300,000.00	11,300,000.00	08/06/26
29	328431029	RT	Inverness	FL	Actual/360	7.010%	67,003.92	0.00	0.00	N/A	04/01/29	--	11,100,000.00	11,100,000.00	08/01/26
30	695101581	RT	San Francisco	CA	Actual/360	7.370%	68,223.68	0.00	0.00	N/A	06/06/29	--	10,750,000.00	10,750,000.00	08/06/26
31	695101584	Various Various		NY	Actual/360	6.450%	58,874.17	0.00	0.00	N/A	06/06/29	--	10,600,000.00	10,600,000.00	07/06/26
32	399570123	MH	Rio Grande	NJ	Actual/360	6.780%	61,302.50	0.00	0.00	N/A	04/06/29	--	10,500,000.00	10,500,000.00	08/06/26
33	328431033	IN	Houston	TX	Actual/360	7.990%	71,210.88	0.00	0.00	N/A	06/06/29	--	10,350,000.00	10,350,000.00	08/06/26
34	328431034	SS	Laredo	TX	Actual/360	7.060%	62,922.25	0.00	0.00	N/A	05/01/29	--	10,350,000.00	10,350,000.00	08/01/26
35	695101580	MF	Union	NJ	Actual/360	6.450%	53,875.42	0.00	0.00	N/A	05/06/29	--	9,700,000.00	9,700,000.00	08/06/26
36	328431036	MF	New York	NY	Actual/360	6.940%	57,370.67	0.00	0.00	N/A	06/06/29	--	9,600,000.00	9,600,000.00	08/06/26
37	328431037	MF	Albany	GA	Actual/360	6.747%	55,194.21	0.00	0.00	N/A	04/06/29	--	9,500,000.00	9,500,000.00	08/06/26
38	328431038	MF	Lebanon	OH	Actual/360	7.600%	55,627.78	0.00	0.00	N/A	05/06/29	--	8,500,000.00	8,500,000.00	08/06/26
39	328431039	OF	El Segundo	CA	Actual/360	7.102%	50,759.57	0.00	0.00	N/A	06/01/29	--	8,300,000.00	8,300,000.00	08/01/26
40	695101547	MF	Brooklyn	NY	Actual/360	6.330%	44,696.83	0.00	0.00	N/A	02/06/29	--	8,200,000.00	8,200,000.00	05/06/26
41	328431041	MH	Various	MO	Actual/360	6.846%	47,750.85	0.00	0.00	N/A	06/06/29	--	8,100,000.00	8,100,000.00	08/06/26
42	695101577	IN	Carlstadt	NJ	Actual/360	6.680%	41,416.00	0.00	0.00	N/A	06/06/29	--	7,200,000.00	7,200,000.00	08/06/26
43	695101585	OF	Riverside	CA	Actual/360	6.330%	35,430.42	0.00	0.00	N/A	06/06/29	--	6,500,000.00	6,500,000.00	08/06/26
44	328431044	SS	Chicago Heights	IL	Actual/360	6.590%	34,048.33	0.00	0.00	N/A	06/01/29	--	6,000,000.00	6,000,000.00	08/01/26
45	328431045	98	Various	Various	Actual/360	7.940%	39,143.71	6,159.19	0.00	N/A	03/01/29	--	5,725,089.53	5,718,930.34	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
46	695101583	MH	Various	SC	Actual/360	6.392%	26,145.06	0.00	0.00	N/A	06/06/29	--	4,750,000.00	4,750,000.00	08/06/26
47	695101582	MF	Bossier City	LA	Actual/360	8.025%	27,641.67	0.00	0.00	N/A	06/06/29	--	4,000,000.00	4,000,000.00	08/06/26
48	328431048	SS	Various	MO	Actual/360	7.160%	24,230.63	0.00	0.00	N/A	05/01/29	--	3,930,000.00	3,930,000.00	08/01/26
49	328431049	SS	South Burlington	VT	Actual/360	7.339%	21,720.79	0.00	0.00	N/A	05/06/29	--	3,437,000.00	3,437,000.00	08/06/26
50	328431050	MU	Brooklyn	NY	Actual/360	6.900%	19,310.42	0.00	0.00	N/A	06/01/29	--	3,250,000.00	3,250,000.00	08/01/26
Totals							4,580,911.91	62,436.67	0.00				797,134,921.03	797,072,484.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,308,804.61	7,247,685.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	2,772,922.88	815,948.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	10,184,366.78	2,454,959.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,125,209.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,900,527.90	2,572,467.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,544,518.72	900,714.03	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	53,224,944.11	13,892,809.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	21,466,533.71	6,590,191.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,539,520.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,650,196.60	2,628,605.31	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	8,097,984.00	1,961,094.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,289,466.00	850,547.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,285,413.24	613,340.40	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,624,969.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,389,923.84	383,912.30	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	826,589.22	416,454.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	38,806,415.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,985,945.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,072,908.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,614,829.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,473,310.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,449,999.27	666,775.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,670,017.60	476,760.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,245,944.55	1,096,140.59	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,078,145.46	250,463.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	01/12/26	0.00	45,593.60	(164.29)	510,929.27	0.00	0.00
28	992,832.61	231,174.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,650,722.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,061,139.27	516,421.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	956,792.00	0.00	--	--	--	0.00	0.00	115,826.35	115,826.35	0.00	0.00
32	894,642.90	183,851.91	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,354,711.37	559,115.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,021,803.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	782,456.50	198,233.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	848,217.70	226,779.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	669,704.66	179,985.12	01/01/26	03/31/26	--	0.00	0.00	53,413.75	53,413.75	0.00	0.00
38	1,024,804.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,081,770.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	578,908.27	0.00	--	--	--	0.00	0.00	44,579.62	132,596.28	49,512.41	0.00
41	1,144,183.38	605,903.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	638,168.82	171,646.35	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,085,347.16	600,106.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	741,359.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,058,839.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	422,277.29	380,058.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	545,058.58	239,005.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	376,033.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	349,323.20	86,089.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	205,861.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	235,114,360.76	47,997,240.94				0.00	45,593.60	213,655.43	812,765.65	49,512.41	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	8,200,000.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764159%	6.738411%	33
07/17/26	1	8,200,000.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764157%	6.740981%	34
06/17/26	1	3,250,000.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764163%	6.740988%	35
05/15/26	1	3,250,000.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764160%	6.740986%	36
04/17/26	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764142%	6.740968%	37
03/17/26	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764122%	6.740948%	38
02/18/26	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764107%	6.740933%	39
01/16/26	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764087%	6.740913%	40
12/17/25	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764066%	6.740893%	41
11/18/25	0	0.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764048%	6.740874%	42
10/20/25	1	8,200,000.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764027%	6.740854%	43
09/17/25	1	8,200,000.00	0	0.00	1	11,493,126.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.764008%	6.740836%	44
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
27	695101596	04/06/25	15	6	(164.29)	510,929.27	0.00	11,493,126.55	03/31/25	13
31	695101584	07/06/26	0	B	115,826.35	115,826.35	0.00	10,600,000.00
40	695101547	05/06/26	2	2	44,579.62	132,596.28	49,512.41	8,200,000.00	07/21/26	13
Totals					160,241.68	759,351.90	49,512.41	30,293,126.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		797,072,484	777,379,358	19,693,127		0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	797,072,484	777,379,358	0	8,200,000	11,493,127	0
Jul-26	797,134,921	777,441,794	8,200,000	0	11,493,127	0
Jun-26	797,205,933	782,462,806	3,250,000	0	11,493,127	0
May-26	797,267,977	782,524,850	3,250,000	0	11,493,127	0
Apr-26	797,311,720	785,818,593	0	0	11,493,127	0
Mar-26	797,354,155	785,861,028	0	0	11,493,127	0
Feb-26	797,400,336	785,907,209	0	0	11,493,127	0
Jan-26	797,442,664	785,949,537	0	0	11,493,127	0
Dec-25	797,484,952	785,991,826	0	0	11,493,127	0
Nov-25	797,528,468	786,035,341	0	0	11,493,127	0
Oct-25	797,570,669	777,877,542	8,200,000	0	11,493,127	0
Sep-25	797,614,100	777,920,973	8,200,000	0	11,493,127	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
27	695101596	11,493,126.55	11,493,126.55	72,700,000.00	12/13/23	4,705,725.00	1.52000	--	05/06/29	I/O
40	695101547	8,200,000.00	8,200,000.00	12,600,000.00	12/06/23	576,408.27	1.09520	12/31/25	02/06/29	I/O
Totals		19,693,126.55	19,693,126.55	85,300,000.00		5,282,133.27

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	695101596	MF	TX	03/31/25	13

The loan transferred to special servicing on 3/17/2025 due to Payment Default. The loan is secured by two multifamily properties in Houston, Texas. The Pointe Apartments is a 518-unit garden style multi-family property, consisting of 47 two-

story resident ial buildings, located in Pasadena, TX. Oak Shadows Apartments is a 182-unit garden style multifamily property, consisting of 9 two-story residential buildings, located in Houston, TX. April 2025 site inspections found the collateral in fair topoor condit ion. The servicing for the Loan switched special servicers in November 2025. A title search found liens that were senior to the Trust's existing loan. A title claim has been filed, and a trial for the matter is scheduled for

December 2026. A lawsuit again st the loan's guarantor has also been filed. In May 2026, a Notice of Material Defect and Repurchase Demand was sent by the special servicer to the mortgage loan originator.

40	695101547	MF	NY	07/21/26	13
The loan is 60+days delinquent.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
27	0.00	0.00	2,474.21	0.00	0.00	0.00	0.00	62,152.27	0.00	0.00	0.00	0.00
40	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,474.21	0.00	0.00	0.00	0.00	62,152.27	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		69,626.48

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Supplemental Notes
None

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